Restricted Net Asset Parent Only Financial Information (Details 2) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 25, 2014 CNY (¥)	Apr. 25, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	¥ 517,272	$ 83,369
Proceeds from exercise of options			¥ 0	$ 0	¥ 0	¥ 4,005
Net decrease in cash			171,695	26,505	(36,424)	(979,387)
Cash and cash equivalents at beginning of year			1,069,054	165,034	1,105,478	2,084,865
Cash and cash equivalents at end of year			1,240,749	191,539	1,069,054	1,105,478
Yingli Green Energy Parent Company [Member]
Operating activities:
Net cash used in operating activities			(32,709)	(5,049)	(128,256)	(148,292)
Investing activities:
Investment in subsidiaries			0	0	(599,332)	(114,256)
Repayment of amounts due from subsidiaries, net			253,063	39,066	207,712	368,232
Net cash provided by (used in) investing activities			253,063	39,066	(391,620)	253,976
Cash flows from financing activities
Proceeds from short-term borrowings			0	0	0	0
Repayment of short-term borrowings			(221,109)	(34,133)	0	(109,891)
Proceeds from issuance of ordinary shares			0	0	517,272	0
Proceeds from exercise of options			0	0	0	4,005
Payment for the repurchase of the convertible senior notes			0	0	0	0
Payment for share repurchase			0	0	0	0
Net cash provided by (used in) financing activities			(221,109)	(34,133)	517,272	(105,886)
Net decrease in cash			(755)	(116)	(2,604)	(202)
Cash and cash equivalents at beginning of year			1,900	293	4,504	4,706
Cash and cash equivalents at end of year			1,145	177	1,900	4,504
Non-cash investing and financing transactions:
Conversion of senior secured convertible notes to ordinary shares			¥ 0	$ 0	¥ 0	¥ 0